Noncontrolling Interests [Text Block]	6 Months Ended
Sep. 30, 2015
Noncontrolling Interest [Abstract]
Noncontrolling Interests [Text Block]

12.    NONCONTROLLING INTERESTS

Changes in MUFG’s Ownership Interests in Subsidiaries

The following table presents the effect on MUFG’s shareholders’ equity from changes in ownership of subsidiaries resulting from transactions with the noncontrolling interest shareholders during the six months ended September 30, 2014 and 2015:

	Six months ended September 30,
	2014	2015
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥838,296	¥381,307
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	537	(896)

Net transfers from (to) the noncontrolling interest shareholders	537	(896)

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥838,833	¥380,411